Exploration and Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration and Evaluation Assets
Beginning balance	$ 631	$ 436
Ending balance	694	631
Exploration and Evaluation Assets
Exploration and Evaluation Assets
Beginning balance	2,226	2,286
Acquisitions and additions	41	2
Transfers to oil and gas assets	(34)
Disposals and derecognition		(54)
Reclassified to assets held for sale (note 33)	(239)
Foreign exchange adjustments	1	(8)
Ending balance	$ 1,995	$ 2,226